Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) In Millions, unless otherwise specified				6 Months Ended
	Nov. 30, 2013 NOK	May 31, 2014 U S Dollar Bonds Due Through 2023 [Member] USD ($)	May 31, 2014 US Dollar Bonds Due In 2023 [Member]	Jun. 30, 2014 Ten-Year Senior Unsecured Bonds [Member] USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued	600.0	$ 300.0		$ 171.1
Fixed interest rate of bonds			6.00%	4.96%
Debt instrument collateral, description				The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.